Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued liabilities and other current liabilities.
Accrued payroll and welfare payables	¥ 36,860	$ 5,050	¥ 32,753
Payable for business acquisition	16,338	2,238	16,788
Other taxes and surcharges	11,096	1,520	12,041
Service fees	4,514	618	7,449
Government grants subject to deferral or return	2,628	360	2,628
Others	2,934	403	3,023
Total accrued liabilities and other current liabilities	¥ 74,370	$ 10,189	¥ 74,682